SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Leases
Remainder three months	$ 95,766
Year 1	379,175	$ 324,199
Year 2	350,029	280,322
Year 3	318,383	250,125
Year 4	142,195	216,990
Year 4 thereafter	52,442
Year 5		108,928
Year 5 thereafter		177,102
Total undiscounted operating lease payments	1,337,990	1,357,666
Less: Imputed interest	198,181	(266,316)
Present value of operating lease liabilities	$ 1,139,809	$ 1,091,350